Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET SALES	$ 4,559,399	$ 4,321,245
COST OF GOODS SOLD:
Cost of goods sold	1,100,903	1,011,270
Freight-in	63,115	11,890
TOTAL COST OF GOODS SOLD	1,164,018	1,023,160
GROSS PROFIT	3,395,381	3,298,085
OPERATING EXPENSES:
Commissions	1,047,400	1,014,721
Selling and marketing	533,397	739,855
General and administrative	6,837,964	4,753,780
TOTAL OPERATING EXPENSES	8,418,761	6,508,356
OPERATING LOSS	(5,023,380)	(3,210,271)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liability	(3,223,271)	4,553,372
Interest expense	(4,097,843)	(8,330,201)
Other income and expenses, net	7,928	(124,009)
Gain on extinguishment of debt	3,799,356	0
TOTAL OTHER EXPENSE, NET	(3,513,830)	(3,900,838)
LOSS BEFORE INCOME TAXES	(8,537,210)	(7,111,109)
PROVISION FOR INCOME TAXES	(95,618)	0
NET LOSS	(8,632,828)	(7,111,109)
NET (LOSS) INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(87,905)	(33,646)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (8,544,923)	$ (7,077,463)
Net loss per common share
Basic	$ (0.19)	$ (0.20)
Diluted	$ (0.19)	$ (0.20)
Shares used to compute loss per share
Basic	46,014,138	35,311,381
Diluted	46,014,138	35,311,381
Comprehensive loss
Net loss available to common stockholders	$ (8,544,923)	$ (7,077,463)
Change in foreign currency translation adjustments	182,495	(19,505)
Comprehensive loss available to common stockholders	$ (8,362,428)	$ (7,096,968)